Employee Benefits - Summary of Fair Value of Classes of Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Japanese plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	¥ 604,210	¥ 440,946
Commingled funds	521,388	492,915
Insurance contracts	236,216	209,261
Other	538,180	504,645
Total	2,128,476	1,840,586
Japanese plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	135,915	108,585
Japanese plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	92,568	84,234
Japanese plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	604,210	440,946
Other	288,891	295,452
Total	1,029,013	844,968
Japanese plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	135,912	108,570
Japanese plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Commingled funds	521,388	492,915
Insurance contracts	236,216	209,261
Other	249,288	209,193
Total	1,099,463	995,618
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3	15
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	92,568	84,234
Foreign plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	151,669	177,564
Commingled funds	399,742	394,228
Other	182,607	230,638
Total	1,284,918	1,109,394
Foreign plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	278,982	121,568
Foreign plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	271,917	185,395
Foreign plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	151,669	177,564
Other	17,899	14,520
Total	448,550	313,652
Foreign plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	278,982	121,568
Foreign plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Commingled funds	399,742	394,228
Other	164,708	216,118
Total	836,367	795,742
Foreign plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	¥ 271,917	¥ 185,395